Segment, Customer and Geographic Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment, Customer and Geographic Information
Note 28 – Segment, Customer and Geographic Information

Financial information of the reportable segments is set forth in the following tables:

	OPC	Quantum	ZIM	Others	Total
	$ Thousands
2020
Revenue	385,625	-	-	845	386,470

(Loss)/profit before taxes	(8,620)	303,669	210,647	(5,249)	500,447
Income Taxes	(3,963)	-	-	(735)	(4,698)
(Loss)/profit from continuing operations	(12,583)	303,669	210,647	(5,984)	495,749

Depreciation and amortization	33,981	-	-	190	34,171
Financing income	(354)	-	-	(13,937)	(14,291)
Financing expenses	50,349	1	-	824	51,174
Other items:				-
Net gains related to Qoros	-	(309,918)	-	-	(309,918)
Write back of impairment of investment	-	-	(43,505)	-	(43,505)
Share in losses/(profit) of associated companies	-	6,248	(167,142)	-	(160,894)
	83,976	(303,669)	(210,647)	(12,923)	(443,263)

Adjusted EBITDA	75,356	-	-	(18,172)	57,184

Segment assets	1,723,967	235,220	-	225,998	2,185,185
Investments in associated companies	-	-	297,148	-	297,148
					2,482,333
Segment liabilities	1,200,363	-	-	5,962	1,206,325

	OPC	Quantum	ZIM	Others	Total
	$ Thousands
2019
Revenue	373,142	-	-	331	373,473

Profit/(loss) before taxes	48,513	(44,626)	(4,375)	(5,048)	(5,536)
Income Taxes	(14,147)	-	-	(2,528)	(16,675)
Profit/(loss) from continuing operations	34,366	(44,626)	(4,375)	(7,576)	(22,211)

Depreciation and amortization	31,141	-	-	951	32,092
Financing income	(1,930)	(242)	-	(15,507)	(17,679)
Financing expenses	28,065	-	-	1,881	29,946
Other items:
Net losses related to Qoros	-	7,813	-	-	7,813
Share in losses of associated companies	-	37,055	4,375	-	41,430
Provision of financial guarantee					-
	57,276	44,626	4,375	(12,675)	93,602

Adjusted EBITDA	105,789	-	-	(17,723)	88,066

Segment assets	1,000,329	71,580	-	247,155	1,319,064
Investments in associated companies	-	105,040	84,270	-	189,310
					1,508,374
Segment liabilities	761,866	-	-	34,720	796,586

	OPC	Quantum	ZIM	Others	Adjustments	Total
	$ Thousands
2018
Revenue	363,262	-	-	750	-	364,012

Profit/(loss) before taxes	36,499	456,854	(26,919)	(4,466)		461,968
Income Taxes	(10,233)	-	-	(1,266)	-	(11,499)
Profit/(loss) from continuing operations	26,266	456,854	(26,919)	(5,732)	-	450,469

Depreciation and amortization	29,809	-	-	607		30,416
Financing income	(2,031)	(10,371)	-	(48,430)	32,240	(28,592)
Financing expenses	27,219	2,003	-	33,400	(32,240)	30,382
Other items:
Net gains related to Qoros	-	(526,824)	-	-	-	(526,824)
Share in losses of associated companies	-	78,338	26,919	-	-	105,257
	54,997	(456,854)	26,919	(14,423)	-	(389,361)

Adjusted EBITDA	91,496	-	-	(18,889)	-	72,607

Segment assets	893,162	91,626	-	239,550	-	1,224,338
Investments in associated companies	-	139,184	91,596	-	-	230,780
						1,455,118
Segment liabilities	700,452	-	-	38,948	-	739,400

A.	Customer and Geographic Information

Major customers

Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2020				2019		2018
Customer	Total revenues		Percentage of revenues of the Group		Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	86,896		22.48%		80,861	21.65%	61,482	16.89%
Customer 2	74,694		19.33%		76,653	20.52%	74,019	20.33%
Customer 3	-	*	-	*	56,393	15.10%	54,639	15.01%
Customer 4	-	*	-	*	48,724	13.05%	42,487	11.67%
Customer 5	-	*	-	*	39,904	10.68%	39,276	10.79%

* Represents an amount less than 10% of the revenues.
Information based on geographic areas

The Group’s geographic revenues are as follows:

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Israel	385,625	373,142	363,262
Others	845	331	750
Total revenue	386,470	373,473	364,012

The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2020	2019
	$ Thousands
Israel	820,012	668,808
Others	1	67
Total non-current assets	820,013	668,875

* Composed of property, plant and equipment and intangible assets.